Reconciliation of financial statements to form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Net Assets Available for Benefits

The following is a reconciliation of net assets available for benefits per the financial statements to Form 5500 as of December 31:

	2025	2024
Net assets available for benefits per the financial statements	$107,650,484	$89,276,929
Company contribution receivable	(3,034,249)	(2,951,101)
Deemed distributions	—	(22,195)
Net assets available for benefits per Form 5500	$104,616,235	$86,303,633

The following is a reconciliation of Company contributions per the financial statements to the Form 5500 for the year ended December 31, 2025:

Company contributions per financial statement	$6,523,590
Less: Company contribution receivable at December 31, 2025	(3,034,249)
Add: Company contribution receivable at December 31, 2024	2,951,101
Company contributions per Form 5500	$6,440,442

The following is a reconciliation of benefit and withdrawal payments per the financial statements to the Form 5500 for the year ended December 31, 2025:

Benefit and withdrawal payments per financial statement	$7,784,471
Less: deemed distribution at December 31, 2024	(22,195)
Benefit payments and corrective distributions per Form 5500	$7,762,276